Stock Compensation Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Plans

8. STOCK COMPENSATION PLANS

The following table summarizes the classification of stock-based compensation in the condensed consolidated income statements for the three and six months ended June 30, 2016 and 2015 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Cost of revenue	$660	$12	$692	$18
Research and development	5,389	131	5,578	218
Sales, general and administrative	3,122	43	3,191	79

Total stock-based compensation	$9,171	$186	$9,461	$315

The following table summarizes stock-based compensation expense by award type for the three and six months ended June 30, 2016 and 2015 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Stock options	$507	$157	$768	$251
Restricted stock awards	18	29	47	64
Restricted stock units	8,495	—	8,495	—
Employee stock purchase program	151	—	151	—

Total stock-based compensation	$9,171	$186	$9,461	$315

Stock Options

The estimated grant-date fair value of the Company’s stock option awards issued to employees was calculated using the Black-Scholes option-pricing model, based on the following assumptions:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Risk-free interest rate	1.4% - 1.6%	1.7%	1.4% - 1.6%	1.7% - 1.8%
Expected dividend yield	None	None	None	None
Expected volatility	59.6%	63.8%	59.6% - 59.8%	63.8% - 70.9%
Expected term (in years)	6.3	6.3	6.3	6.3 - 6.5

Risk-free Interest Rate.    The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the option’s expected term.

Expected Dividend Yield.    The expected dividend yield assumption is based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends.

Expected Volatility.    Since there is limited trading history associated with the Company’s common stock, the expected volatility was derived from the average historical stock volatilities of several unrelated public companies within the Company’s industry over a period equivalent to the expected term of the stock option grants.

Expected Term.    The expected term represents the period that stock options awards are expected to be outstanding. For option grants that are considered to be “plain vanilla,” the Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate the expected term.

Prior to the Company’s IPO, the fair value of the shares of common stock underlying stock options was historically established by the Company’s board of directors, and was based in part upon a valuation provided by a third-party valuation specialist. Subsequent to the completion of the IPO, the Company uses the market closing price of its common stock as reported on the Nasdaq Global Select Market to determine the fair value of the shares of common stock underlying stock options.

A summary of stock option activity under the equity incentive plans for the six months ended June 30, 2016 is as follows:

	Number of Options (in thousands)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2015	2,472	$2.85	7.7	$28,844
Granted	478	$15.81
Exercised	(200)	$1.42		$2,774
Cancelled	(15)	$4.48

Outstanding at June 30, 2016	2,735	$5.21	7.7	$94,944

Vested and expected to vest at:
June 30, 2016	2,735	$5.21	7.7	$94,944

December 31, 2015	2,394	$2.81	7.7	$28,031

Exercisable at:
June 30, 2016	1,077	$1.32	6.5	$41,591

December 31, 2015	919	$0.82	6.6	$12,590

As of June 30, 2016 and December 31, 2015, there was $6.9 million and $3.3 million of unrecognized compensation cost related to unvested common stock options, which is expected to be recognized over weighted-average periods of 3.5 years and 3.4 years, respectively.

The weighted-average grant date fair value of stock options granted was $22.35 and $3.21 during the three months ended June 30, 2016 and 2015, respectively, and $8.97 and $2.79 for the six months ended June 30, 2016 and 2015, respectively.

Restricted Stock Awards

A summary of the changes in the Company’s restricted stock awards during the six months ended June 30, 2016 is as follows:

	Restricted Shares (in thousands)	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2015	192	$1.39
Vested	(43)	$1.39

Outstanding at June 30, 2016	149	$1.39

Restricted Stock Units

The Company granted 1.3 million RSUs to employees, directors and executives under the 2009 Stock Plan which vest upon achievement of a service condition and a performance condition. The performance condition was satisfied upon the closing of the Company’s IPO on May 18, 2016, resulting in the recognition of approximately $4.9 million of stock-based compensation expense related to these RSUs through that date.

During the six months ended June 30, 2016, the Company granted 679,000 RSUs to employees and executives which include only a time-based service condition, and 200,000 RSUs to executives which have a market condition (“market-based RSUs”). These market-based RSUs vest upon achievement of specific stock price targets as follows: 25% will vest on the date that the closing price of the Company’s common stock has equaled or exceeded $35.00 for 30 consecutive days (the “First Stock Price Goal”), and the remaining 75% will vest on the date that the closing price of the Company’s common stock has equaled or exceeded $40.00 for 30 consecutive days (the “Second Stock Price Goal”), provided that if the price targets are not achieved on or prior to May 18, 2020, then such grant shall automatically terminate. The First Stock Price Goal was achieved in June 2016 resulting in the recognition of $800,000 of stock-based compensation expense related to these RSUs during the three and six months ended June 30, 2016. The Second Stock Price Goal was achieved in July 2016, which will result in the recognition of approximately $2.0 million of stock-based compensation expense related to these RSUs during the third quarter of 2016.

The cost of RSUs with only a service condition is determined using the fair value of the Company’s common stock on the date of grant, and compensation is recognized on a straight-line basis over the requisite vesting period. For the market-based RSUs, the Company estimated the fair value using a Monte Carlo valuation model on the date of grant, using the following weighted-average assumptions:

Dividend yield	None
Expected volatility	58.9%
Risk-free interest rate	1.1%
Expected term (years)	1.4
Grant date fair value of underlying shares	$22.00

As soon as practicable following each vesting date, the Company will issue to the holder of the RSUs the number of shares of common stock equal to the aggregate number of RSUs that have vested. Notwithstanding the foregoing, the Company may, in its sole discretion, in lieu of issuing shares of common stock to the holder of the RSUs, pay the holder an amount in cash equal to the fair market value of such shares of common stock.

A summary of the changes in the Company’s RSUs during the six months ended June 30, 2016 is as follows:

	Restricted Shares (in thousands)	Weighted-Average Grant Date Fair Value
Outstanding at December 31, 2015	1,064	$12.16
RSUs granted during 2015 which were contingent upon IPO	450	$13.65
RSUs granted during 2016	879	$19.35

Outstanding at June 30, 2016	2,393	$15.09

At June 30, 2016, there was $27.6 million of total unrecognized compensation cost related to unvested RSUs, which will be recognized over a weighted average period of 3.5 years.

Amended and Restated 2016 Employee Stock Purchase Plan

The Company’s board of directors adopted the Amended and Restated 2016 Employee Stock Purchase Plan (“2016 ESPP”), which became effective on May 18, 2016. The 2016 ESPP initially will provide participating employees with the opportunity to purchase an aggregate of 700,000 shares of the Company’s common stock. The number of shares of common stock reserved for issuance under the 2016 ESPP will increase automatically on the first day of each January through 2026, in an amount equal to the lowest of: (1) 900,000 shares of the Company’s common stock; (2) 1.0% of the total number of shares of the Company’s common stock outstanding on the first day of the applicable fiscal year; and (3) an amount determined by the Company’s board of directors. The 2016 ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15% of eligible compensation, subject to any plan limitations. Except for the initial offering period, the 2016 ESPP provides for 6-month offering periods beginning on May 1 and November 1 of each year. The initial offering period began on May 18, 2016, and will end in October 2016.

On each purchase date, eligible employees will purchase common stock at a price per share equal to 85% of the lesser of the fair market value of the Company’s common stock (i) on the first trading day of the applicable offering period and (2) the last trading day of each purchase period in the applicable offering period.

11. STOCK COMPENSATION PLAN

In November 2009, the Company adopted the 2009 Stock Plan, as amended in April 2013 and October 2015 (the “Plan”), pursuant to which 8,161,226 shares of common stock are authorized for issuance to employees, officers, directors, consultants and advisors of the Company at December 31, 2015. The 2009 Plan provides for the grant of incentive stock options, nonstatutory stock options, and RSUs and the right to purchase restricted common stock. Recipients of incentive stock options and nonstatutory stock options are eligible to purchase shares of the Company’s common stock at an exercise price equal to the estimated fair value of such stock on the grant date. Stock options generally vest as follows (1) 20% on the first anniversary of the original vesting date, with the balance vesting monthly over the remaining four years or (2) 25% on the first anniversary of the original vesting date, with the balance vesting monthly over the remaining three years, unless they contain specific performance and/or market-based vesting provisions. The maximum term of stock options and RSUs granted under the Plan is ten and seven years, respectively. As of December 31, 2015, approximately 535,000 shares are available for future issuance under the Plan.

Stock Options

The estimated grant-date fair value of the Company’s stock option awards issued to employees was calculated using the Black-Scholes option-pricing model, based on the following assumptions:

	Year Ended December 31,
	2015	2014
Risk-free interest rate	1.6% - 1.9%	1.8% - 2.2%
Expected dividend yield	None	None
Expected volatility	59.4% - 70.8%	71.1% - 71.3%
Expected term (in years)	6.3 - 6.5	6.5

Risk-free Interest Rate.    The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the option’s expected term.

Expected Dividend Yield.    The expected dividend yield assumption is based on the fact that the Company has never paid cash dividends and has no present intention to pay cash dividends.

Expected Volatility.    Since there is no trading history associated with the Company’s common stock, the expected volatility was derived from the average historical stock volatilities of several unrelated public companies with the Company’s industry over a period equivalent to the expected term of the stock option grants.

Expected Term.    The expected term represents the period that stock options awards are expected to be outstanding. For option grants that are considered to be “plain vanilla,” the Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate the expected term.

The fair value of the common stock has been determined by the Board of Directors at each award grant date based upon a variety of different factors, including the results of valuations prepared by a third-party valuation specialist, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s platform, the composition and ability of the current engineering and management team, an evaluation or benchmark of the Company’s competition, the current business climate in the marketplace, the illiquid nature of the common stock, arm’s-length sales of the Company’s capital stock (including redeemable convertible preferred stock), the effect of the rights and preferences of the preferred stockholders, and the prospects of a liquidity event, among others.

A summary of stock option activity under the Plan for the years ended December 31, 2015 and 2014 is as follows:

	Number of Options (in thousands)	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2014	2,299	$1.07	7.9	$5,563
Granted	685	7.35
Exercised	(401)	0.51		$2,777
Cancelled	(111)	2.16

Outstanding at December 31, 2015	2,472	$2.85	7.7	$28,844

Vested and expected to vest at:
December 31, 2014	2,222	$1.06	7.9	$7,753

December 31, 2015	2,394	$2.81	7.7	$28,031

Exercisable at:
December 31, 2014	754	0.46	7.1	$2,630

December 31, 2015	919	$0.82	6.6	$12,590

During the years ended December 31, 2015 and 2014, the Company recorded $703,000 and $264,000, respectively, of stock-based compensation expense related to common stock options granted under the Plan. No tax benefits were realized from options in any period. As of December 31, 2015 and 2014, there was $3.3 million and $1.3 million of unrecognized compensation cost related to unvested common stock options granted under the Plan, which is expected to be recognized over weighted-average periods of 3.43 years and 4.02 years, respectively.

The weighted-average grant date fair value of stock options granted during the years ended December 31, 2015 and 2014 was $4.39 and $1.72 per share, respectively. The intrinsic value of stock options exercised during the years ended December 31, 2015 and 2014 was $2.8 million and $632,000, respectively.

Restricted Stock

The Company has granted restricted stock awards pursuant to the Plan. All such issued shares are subject to repurchase rights that generally lapse over a period of five years. If a holder ceases to maintain a business relationship with the Company, the Company is entitled to repurchase any unvested shares at the original purchase price. The unvested shares of common stock subject to repurchase are not considered outstanding shares until the holders provide the requisite services and the repurchase right lapses. As of December 31, 2015 and 2014, 192,000 and 322,000 shares of common stock remained subject to restrictions, respectively. The Company records stock-based compensation expense over the vesting period for the amount that the fair value exceeded the purchase price as of the grant date. Stock-based compensation expense related to restricted stock awards was $122,000 and $143,000 for the years ended December 31, 2015 and 2014, respectively. As of December 31, 2015 and 2014, there was $262,000 and $374,000 of unrecognized compensation cost related to unvested restricted stock awards granted under the Plan, which is expected to be recognized over weighted average periods of 2.17 years and 3.23 years, respectively. The Company did not issue any restricted stock awards during the years ended December 31, 2015 or 2014.

A summary of the changes in the Company’s restricted common stock during the years ended December 31, 2015 and 2014 is as follows:

	Restricted Shares (in thousands)	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2013	1,232	$0.42
Vested	(910)	0.16

Unvested at December 31, 2014	322	1.14
Vested	(130)	0.83

Unvested at December 31, 2015	192	$1.39

The fair value of shares that vested during the years ended December 31, 2015 and 2014 was $1.0 million and $2.2 million, respectively.

Restricted Stock Units

During the year ended December 31, 2015, the Company granted a total of 1,064,000 RSUs to employees, directors and executives. The RSUs vest upon achievement of a service condition and a performance condition. As soon as practicable following each vesting date, the Company will issue to the holder of the RSUs the number of shares of common stock equal to the aggregate number of RSUs that have vested. Notwithstanding the foregoing, the Company may, in its sole discretion, in lieu of issuing shares of common stock to the holder of the RSUs, pay the holder an amount in cash equal to the fair market value of such shares of common stock. For 845,000 of the RSUs, the service condition is satisfied over a period of four years, with 25% of the awards vesting after 12 months, and the remainder vesting in equal quarterly installments over the succeeding three years. For 182,000 of the RSUs, the service condition is a time-based condition met over a period of four years, with 37.5% met after 18 months and the remainder met in equal quarterly installments over the succeeding two- and-a-half years. For 32,000 of the RSUs, the service condition is a time-based condition met over a period of three years in approximately equal annual installments. The performance condition for all RSUs is met upon the closing of an IPO, which was not considered probable as of December 31, 2015, and therefore no stock-based compensation expense has been recorded in the consolidated financial statements. A sale event is defined as (i) a sale of all or substantially all of the assets of the Company determined on a consolidated basis to an unrelated person or entity; (ii) a merger, reorganization, or consolidation involving the Company in which shares of voting stock of the Company outstanding immediately prior to such transaction represent or are converted into or exchanged for securities of the surviving or resulting entity immediately upon completion of such transaction which represent less than 50% of the outstanding voting power of such surviving or resulting entity; or (iii) the acquisition of all or a majority of the outstanding voting stock of the Company in a single transaction or series of related transaction by a person or group of persons. When it becomes probable that the performance condition will be met, such as upon an IPO, stock-based compensation expense will be recorded for those RSUs where the service condition has been met. The total stock-based compensation expense expected to be recorded over the life of the RSUs was approximately $13.0 million at December 31, 2015.

On an unaudited pro forma basis, if the performance condition had been met as of December 31, 2015, the Company would have recorded approximately $2.6 million of stock-based compensation expense related to its outstanding RSU awards through December 31, 2015.

A summary of the changes in the Company’s RSUs during the year ended December 31, 2015 is as follows:

	Restricted Shares (in thousands)	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2014	—	$—
Granted	1,064	12.16

Unvested at December 31, 2015	1,064	$12.16

In December 2015, the Company’s board of directors approved the grant of 450,000 RSUs under the 2016 Equity Incentive Plan, the effectiveness of which is contingent upon the closing of the Company’s IPO. These RSUs vest over a period of four years, with 25% of the awards vesting after 12 months, and the remainder vesting in equal quarterly installments over the succeeding three years.